Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 21, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jun. 21, 2019
Document Effective Date	Jun. 21, 2019
Prospectus Date	Apr. 30, 2019
Emerging Markets Fixed Income Opportunities Portfolio | Class I
Prospectus:
Trading Symbol	MEAIX
Emerging Markets Fixed Income Opportunities Portfolio | Class A
Prospectus:
Trading Symbol	MEAPX
Emerging Markets Fixed Income Opportunities Portfolio | Class L
Prospectus:
Trading Symbol	MEALX
Emerging Markets Fixed Income Opportunities Portfolio | Class IS
Prospectus:
Trading Symbol	MRDPX
Emerging Markets Fixed Income Opportunities Portfolio | Class C
Prospectus:
Trading Symbol	MSEDX